Consolidated Statements of Cash Flows (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Income from continuing operations	71,337	57,942	68,403
Items not involving current cash flows	42,342	62,032	27,323
Changes in non-cash working capital balances	2,967	(8,297)	(1,483)
Cash provided by operating activities	116,646	111,677	94,243
INVESTING ACTIVITIES
Real estate property additions	(29,808)	(48,511)	(10,124)
Proceeds from note receivable	4,973
Fixed asset additions	(1,841)	(16)	(69)
Proceeds on disposal of real estate, net	1,221	133
Decrease (increase) in other assets	(346)	155	(2,717)
Loan repayments from MEC			62,099
Loan advances to MEC, net			(14,269)
Acquisition of MEC Transferred Assets, net of cash			(50,518)
Cash used in investing activities	(25,801)	(48,239)	(15,598)
FINANCING ACTIVITIES
Dividends paid	(93,822)	(37,723)	(24,000)
Repurchase of Common Shares	(2,694)
Issuance of shares	956	7,023
Financing costs paid	(410)
Proceeds from bank indebtedness	42,000	36,500	79,000
Repayment of bank indebtedness	(42,000)	(49,500)	(66,000)
Repayment of long-term debt		(2,242)	(231)
Cash used in financing activities	(95,970)	(45,942)	(11,231)
Effect of exchange rate changes on cash and cash equivalents	(710)	2,118	(7,891)
Net cash flows provided by (used in) continuing operations	(5,835)	19,614	59,523
DISCONTINUED OPERATIONS
Cash provided by (used in) operating activities		293	(2,166)
Cash provided by (used in) investing activities		(47,944)	5,963
Cash used in financing activities			(119,837)
Net cash flows used in discontinued operations		(47,651)	(116,040)
Net decrease in cash and cash equivalents during the year	(5,835)	(28,037)	(56,517)
Cash and cash equivalents, beginning of year	56,908	84,945	141,462
Cash and cash equivalents, end of year	51,073	56,908	84,945
Less: cash and cash equivalents of discontinued operations, end of year			(18,573)
Cash and cash equivalents of continuing operations, end of year	51,073	56,908	66,372